Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Basis of Presentation
Schedule of supplemental disclosures of cash flow information

	Year ended December 31,
	2012	2011
	(in thousands)
Cash paid during the period for:
Interest	$8,326	$2,395
Income taxes	—	—

Schedule of inventory

	December 31,
	2012	2011
	(in thousands)
Materials and supplies	$670	$371
Oil inventory	352	380

Total inventory	$1,022	$751

Schedule of proved properties, including wells and related equipment

	September 30,	December 31,
	2013	2012
	(in thousands)
Proved leasehold costs	$411,657	$376,271
Wells and related equipment - Completed	634,980	379,036
Wells and related equipment - In process	38,244	33,264
Total proved properties	$1,084,881	$788,571

	December 31,
	2012	2011
	(in thousands)
Proved leasehold costs	$376,271	$283,302
Wells and related equipment—completed	379,036	89,140
Wells and related equipment—in process	33,264	26,763

Total proved properties	$788,571	$399,205

Schedule of major customers percentage of total revenues and outstanding accounts receivable balance

	Percentage of Total Revenues for the Year Ended December 31,		Outstanding Accounts Receivable Balance as of December 31,
Purchaser	2012	2011	2012	2011
			(in thousands)
Occidental Petroleum Corporation	29%	58%	$4,456	$5,863
DCP Midstream	12%	13%	2,604	2,716
Pecos Gathering & Marketing	43%	13%	9,348	3,756